VALUE ADDED TAX AND OTHER RECOVERABLE TAXES (Details ) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Sales taxes and value added taxes
Other taxes	$ 37,650	$ 19,901
Income taxes and social contribution	7,497	2,699
Total Value added tax and other recoverable taxes	78,239	60,497
Current	37,650	19,901
Non-Current	40,589	40,596
Apoena [Member]
Sales taxes and value added taxes
Other taxes	49,603	30,136
Aranzazu [Member]
Sales taxes and value added taxes
Other taxes	2,547	2,796
Minosa [Member]
Sales taxes and value added taxes
Other taxes	$ 18,592	$ 24,866